UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.663.4491

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $418,939 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105     7167  1155928 SH       SOLE                                    1155928
ABOVENET INC                   COM              00374N107     2586    36696 SH       SOLE                    36696
ABRAXAS PETE CORP              COM              003830106     1272   332000 SH       SOLE                   332000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2025   532852 SH       SOLE                   532852
ALPHA NATURAL RESOURCES INC    COM              02076X102     1363    30000 SH       SOLE                    30000
ANGIODYNAMICS INC              COM              03475V101      725   332000 SH       SOLE                    50958
BANCFIRST CORP                 COM              05945F103    15933   412761 SH       SOLE                                     412761
BB&T CORP                      COM              054937107    24197   901515 SH       SOLE                            901515
BOK FINL CORP                  COM NEW          05561Q201    12033   219699 SH       SOLE                                     219699
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     2052   105427 SH       SOLE                   105427
BUCKEYE TECHNOLOGIES INC       COM              118255108     1541    57104 SH       SOLE                    57104
CARDINAL FINL CORP             COM              14149F109    12370  1129665 SH       SOLE                                    1129665
CELADON GROUP INC              COM              150838100     1224    87669 SH       SOLE                    87669
CENTERSTATE BANKS INC          COM              15201P109     7928  1145692 SH       SOLE                           1145692
COLUMBIA BKG SYS INC           COM              197236102    18402  1068659 SH       SOLE                           1068659
COMERICA INC                   COM              200340107    22211   642500 SH       SOLE                            642500
CULLEN FROST BANKERS INC       COM              229899109     4070    71584 SH       SOLE                                      71584
CVR ENERGY INC                 COM              12662P108     2462    99985 SH       SOLE                    99985
EAGLE BANCORP INC MD           COM              268948106     6871   516614 SH       SOLE                                     516614
FIFTH THIRD BANCORP            COM              316773100    17213  1350000 SH       SOLE                                    1350000
FIRST FINL HLDGS INC           COM              320239106     6412   714782 SH       SOLE                                     714782
FIRST HORIZON NATL CORP        COM              320517105    15191  1592399 SH       SOLE                                    1592399
GLACIER BANCORP INC NEW        COM              37637Q105     6406   475240 SH       SOLE                                     475240
HANCOCK HLDG CO                COM              410120109    19778   638418 SH       SOLE                            638418
HEARTLAND EXPRESS INC          COM              422347104     1206    72800 SH       SOLE                    72800
HERITAGE FINL CORP WASH        COM              42722X106     9597   742253 SH       SOLE                                     742253
HOME BANCSHARES INC            COM              436893200    10865   459600 SH       SOLE                            459600
HOUSTON AMERN ENERGY CORP      COM              44183U100     1212    66845 SH       SOLE                    66845
IBERIABANK CORP                COM              450828108    23472   407223 SH       SOLE                            407223
IMPERIAL HLDGS INC             COM              452834104     1270   125000 SH       SOLE                   125000
ISHARES TR                     RUSSELL MIDCAP   464287499     2241    20500 SH       SOLE                    20500
ISHARES TR                     DJ SEL DIV INX   464287168      741    14000 SH       SOLE                    14000
ISHARES TR                     MSCI EAFE INDEX  464287465      601    10000 SH       SOLE                    10000
KNOLOGY INC                    COM              499183804     1228    82663 SH       SOLE                    82663
MEDASSETS INC                  COM              584045108     1622   121373 SH       SOLE                   121373
MIDSOUTH BANCORP INC           COM              598039105     5727   420153 SH       SOLE                                     420153
OLD NATL BANCORP IND           COM              680033107    17670  1636082 SH       SOLE                                    1636082
OMNIAMERICAN BANCORP INC       COM              68216R107    11146   744550 SH       SOLE                            744550
ORION MARINE GROUP INC         COM              68628V308     1116   118561 SH       SOLE                   118561
PARK STERLING CORP             COM              70086Y105     6060  1221853 SH       SOLE                           1221853
PINNACLE FINL PARTNERS INC     COM              72346Q104     9839   632323 SH       SOLE                            632323
POWERSHARES ETF TRUST          INTL DIV ACHV    73935X716      968    60000 SH       SOLE                    60000
PRIMEENERGY CORP               COM              74158E104     1178    50362 SH       SOLE                    50362
S Y BANCORP INC                COM              785060104    10097   434300 SH       SOLE                                     434300
SANDY SPRING BANCORP INC       COM              800363103     4627   257205 SH       SOLE                                     257205
SCBT FINANCIAL CORP            COM              78401V102    18548   646736 SH       SOLE                            646736
SEACUBE CONTAINER LEASING LT   SHS              G79978105      850    49453 SH       SOLE                    49453
STERLING BANCSHARES INC        COM              858907108     1295   158700 SH       SOLE                                     158700
SUNCOR ENERGY INC NEW          COM              867224107     1920    49095 SH       SOLE                    49095
SUNTRUST BKS INC               COM              867914103    15480   600000 SH       SOLE                                     600000
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107     1819    70415 SH       SOLE                                      70415
UMB FINL CORP                  COM              902788108    26103   623281 SH       SOLE                            623281
UNITED STATES OIL FUND LP      UNITS            91232N108     1974    53000 SH       SOLE                    53000
WASHINGTON BKG CO OAK HBR WA   COM              937303105     4305   325679 SH       SOLE                                     325679
WASHINGTON FED INC             COM              938824109    12730   774800 SH       SOLE                                     774800